Personnel expenses	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Personal expenses	Personnel expenses

	2021	2020	2019
	(in € millions, except employee data)
Wages and salaries	860	694	541
Social costs	85	265	111
Contributions to retirement plans	40	32	26
Share-based compensation	223	176	122
Other employee benefits	124	97	88
Total	1,332	1,264	888
Average full-time employees	6,617	5,584	4,405